Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 18 — SUBSEQUENT EVENTS

1.	On January 16, 2025 the Company issued a non-recourse convertible promissory note (the “Note”), in the principal amount of $2,850,000 (the “Principal Amount”), to Pure Capital .The Company intends to use the net proceeds of $2,565,000 received from the issuance of the Note and any additional net proceeds from the exercise of the Pure Capital Warrant (as defined below), to the extent exercised in cash, for working capital and general corporate purposes, as well as for potential acquisitions, aiming to leverage Fort success in the U.K. market and expand its operations to the U.S. market.

The Note was issued with a 10% original issue discount from the Principal Amount and is to be repaid in one payment on the 18th month anniversary of the issuance date, or July 16, 2026, unless repaid earlier (partially or in full) at the option of the Company, or if extended at the option of Pure Capital. The Principal Amount under the Note bears an annual interest rate of 8% (which will increase to 18% upon an event of default, as defined in the Note) (the “Interest”). The outstanding amount due under the Note is convertible (partially or in full) into ordinary shares, of the Company, at the option of Pure Capital, at any time after the Issuance Date, at a conversion price equal to the lower of (i) $2.80984, which represents 110% of the volume weighted average price (“VWAP”) of the Ordinary Shares on January 15, 2025, the trading day immediately prior to the Issuance Date, as reported by Bloomberg LP, or (ii) 95% of the lowest daily VWAP during the 20 consecutive trading days immediately preceding the applicable date of conversion.

In connection with the issuance of the Note, the Company also issued to Pure Capital a warrant to purchase up to 760,720 Ordinary Shares (the “Pure Capital Warrant”), representing a warrant coverage of 75% of the initial maximum number of Ordinary Shares issuable upon conversion of the Note (calculated based on a conversion price of $2.435105 per Ordinary Share). The Pure Capital Warrant was exercisable upon issuance at an initial exercise price of $2.435105 (subject to certain anti-dilution and share combination event protections) and has a term of 5.5 years from the Issuance Date, or July 16, 2030. The number of Ordinary Shares underlying the Note and the Pure Capital Warrant is subject to certain adjustments, as described in the Note and the Pure Capital Warrant.

The exercise of the Pure Capital Warrant is Pure Capital’s sole recourse against non-payment of the principal amount, interest, and any payment premium (as defined in the Note), if applicable, regardless of whether the value realized from the Pure Capital Warrant and/or the Ordinary Shares issued upon conversion of the Note is less than the then outstanding due principal amount, interest, and if applicable, the payment premium.

On March 11, 2025, Pure Capital converted 126,940 of the Principal Amount at a conversion price of $1.35109 and was issued with 93,954 Ordinary Shares of the Company.in accordance to the exercise Series A Warrants exercise was adjusted – see note 18.8.

2.	On January 5, 2025, Mr. Eli Yoresh tendered his resignation from the board of directors of the Company effective immediately.

3.	During January 2025, 73,072 Series A Warrants were exercised for consideration of $197 thousand.

4.	On January 21, 2025, the Company entered into a non-binding letter of intent ("Smart Pro LOI") with a Canadian public company, (the “Acquiror”), for the proposed acquisition of Smart Pro. Under the new negotiated terms, prior to the execution of the definitive agreement, the Company shall enter into a share transfer agreement with Smart Pro and transfer to Smart Pro, 5,000 shares of common stock, $0.01 par value per share of Jeffs’ Brands Holdings (which holds the minority interest in SciSparc U.S.), in exchange for shares of common stock of Smart Pro, such that Jeff’ Brands Holdings will be a direct wholly owned subsidiary of Smart Pro. Thereafter, the Company will transfer all of the issued and outstanding shares of common stock of Smart Pro, to the Acquiror in exchange for initially 75% of the Acquiror’s issued and outstanding shares, as an initial payment upon closing of the transaction. Upon the achievement of certain milestones, the Company will receive an aggregate additional number of shares for up to a 90% equity interest in the Acquiror, on a fully diluted basis, each calculated as of immediately following the closing of the transaction.

The Proposed Smart Acquisition is subject to the successful completion of due diligence by both parties, the execution of binding definitive agreements with respect to the transaction, which shall include customary closing conditions, and compliance with any regulatory approvals. Either party may terminate the non-binding letter of intent upon written notice to the other party that is terminating negotiations with respect to the proposed transaction if it does not deem the due diligence review of the other party to be satisfactory. The non-binding letter of intent will automatically terminate upon the earlier of (i) the execution of definitive agreements with respect to the transaction or (ii) March 31, 2025. On March 27, 2025, the Company entered into an amendment to the Smart Pro LOI, which extended the termination date from March 31, 2025 to May 31, 2025.

5.

On January 27, 2025, the Company notified the holders of Series A Warrants that pursuant to Section 2(a), the exercise price per each outstanding Ordinary Share purchasable under the Warrant, was adjusted to $2.435105, pursuant to the issuance by the Company of a certain promissory note convertible described in note 18.1

6.

On February 6, 2025, the Company entered into a definitive share purchase agreement for the contemplated merger of Fort, with Impact Acquisitions Corp. (“Impact Acquisitions”), a capital pool company listed on the TSX Venture Exchange. Under the definitive share purchase agreement, Impact Acquisitions will acquire from the Company 100% of Fort equity interests (the “Fort Proposed Transaction”). The Company will receive 75.02% and up to 83.29% ownership of Impact share capital, contingent upon meeting predetermined milestones.

The completion of the Proposed Fort Transaction is subject to the satisfaction or waiver of certain conditions, including but not limited to, the completion of due diligence by the parties, receipt of corporate and regulatory approvals and the receipt by the Company of a pre-ruling from the Israel Tax Authority approving the proposed transaction.

7.	On March 11, 2025, the Company and Smart Pro entered into a definitive agreement to acquire Pure Logistics, a company that operates an approximately 100,000 square foot logistics center in New Jersey equipped with 20 loading docks. On March 18, 2025, the acquisition closed, and through its wholly owned subsidiary, Smart Pro, the Company acquired all of the issued and outstanding equity interests of Pure Logistics from its equity holders, Pure Capital, Eliyahu Yoresh (a former director of the Company) and Tal Yoresh (the “Sellers”). As consideration for the acquisition, Smart Pro paid a base payment of $2.1 million in cash at the closing and will pay an additional deferred payment of $500,000. The deferred payment is evidenced by promissory notes (the “Promissory Notes”) which Smart Pro issued to the Sellers, bearing annual interest at a rate of 9% payable in ten monthly installments of $50,000 each, beginning six months after closing. As security for the repayment of the Promissory Notes, the Company issued to the Sellers warrants to purchase up to 181,819 of the Company’s ordinary shares, at an initial exercise price of $2.75 per share (the “Pure Logistics Warrants”). The Pure Logistics Warrants serve as the Sellers’ sole recourse in the event of non-payment of the principal and any accrued interest on the Promissory Notes. The Pure Logistics Warrants will only become exercisable upon the occurrence of an Event of Default (as defined in the Promissory Notes). Upon an Event of Default, the number of underlying Ordinary Shares will be adjusted to reflect the outstanding amount due by Smart Pro to each Seller under his Promissory Note (the “Outstanding Amount”), such that the number of underlying Ordinary Shares will be equal to the Outstanding Amount divided by the New Exercise Price (as defined below) then in effect, minus the amount of Ordinary Shares already exercised (if any), rounded up to the nearest whole number. The “New Exercise Price” will be equal to 135% of the closing price of the Ordinary Shares on the Nasdaq Capital Market as of the date of Event of Default. The exercise price of the Pure Logistics Warrants and the number of underlying Ordinary Shares are also subject to certain anti-dilution and share combination event protections, as set forth in the Pure Logistics Warrants.

In addition, pursuant to the terms of the agreement, Smart Pro delivered to the Sellers an aggregate cash payment of $247 thousand, covering an outstanding security deposit provided by the Sellers under a current lease agreement of Pure Logistics.

8.

Effective as of March 11, 2025, the exercise price per each outstanding Ordinary Share issuable upon the exercise of the Series A Warrant, the Pure Capital Warrant and the Pure Logistics Warrant, was adjusted to $1.22609, pursuant to the conversion notice of Pure Capital under a certain a promissory note convertible described in note 18.1